DISCONTINUED OPERATIONS (Tables)	6 Months Ended
Jun. 30, 2023
Discontinued Operations and Disposal Groups [Abstract]
SCHEDULE OF DISPOSAL GROUPS INCLUDING DISCONTINUED OPERATIONS

The significant items included within discontinued operations are as follows:

	Six Months Ended June 30, 2023	Six Months Ended June 30, 2022
	(Unaudited)	(Unaudited)
Revenue - Cryptocurrency mining	$-	$3,235,134
Cost - Cryptocurrency mining	276,926	2,121,501
Administrative expenses	(279,995)	656,627
Impairment losses on cryptocurrencies	-	1,179,078
(Gain) on sales of cryptocurrencies	-	(526,218)
Operating income (loss) from discontinued operations	3,069	(195,854)
Other (loss) income, net	(21,805)	3,868
Interest income	9	106
(Loss) from discontinued operations before income taxes	(18,727)	(191,880)
Income tax expense	-	-
Net (loss) from discontinued operations	$(18,727)	$(191,880)

TAOPING INC.

NOTES TO THE UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS

Assets and liabilities of discontinued operations included within the Consolidated Balance Sheets are comprised of the following:

	June 30, 2023	December 31, 2022
	(Unaudited)
Cash and cash equivalents	$1,716	$8,649
Other current assets	-	37,015
Property, equipment and software, net	566,651	1,155,063
Right-of-use assets	-	125,538
Current assets from discontinued operations	$568,367	$1,326,265

Accounts payable	-	187,206
Accrued payroll and benefits	4,509	3,065
Other payables and accrued expenses	60,066	58,572
Lease liability	-	128,696
Current liabilities from discontinued operations	$64,575	$377,539

	Six Months Ended June 30, 2023	Six Months Ended June 30, 2022
	(Unaudited)	(Unaudited)
Net cash provided by (used in) operating activities	$109,202	$(1,339,952)
Net cash provided by investing activities	237,635	2,835,736

SCHEDULE OF MOVEMENTS OF CRYPTOCURRENCIES

The following table presents the movements of cryptocurrencies as of June 30, 2023 and December 31, 2022:

	June 30, 2023	December 31, 2022
	(Unaudited)
Opening Balance	$-	$829,165
Receipt of cryptocurrencies from mining activities	-	4,108,372
Purchases of cryptocurrencies	-	1,066,338
Sales of cryptocurrencies	-	(5,017,732)
Payment of cryptocurrencies for other expenses	-	(151,869)
Realized gain on sale of cryptocurrencies	-	679,111
Impairment loss on cryptocurrencies	-	(1,517,172)
Others	-	3,787
Ending Balance	$-	$-